UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    MARCH 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NEWPORT PACIFIC MANAGEMENT,INC.
Address:     580 CALIFORNIA STREET, #1960
             SAN FRANCISCO, CA 94104

Form 13F File Number: 28-10087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jean Loewenberg
Title:  Secretary
Phone:  617.772.3737

Signature, Place, and Date of Signing:



Jean Loewenberg                   BOSTON, MA                   May 6, 2002
- ----------------------     ---------------------------   --------------------
   (Signature)                   (City, State)                      Date



Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

File Numbers will be assigned to Institutional Investment Managers after they file their first report.

List of Other Managers Reporting for this Manager:

        FORM 13F FILE NUMBER            NAME

        28-417                          Colonial Management Associates, Inc.
        28-01823                        Stein Roe & Farnham Incorporated.


Name and 13f file number of ALL Institutional Investment Managers with respect to which this Schedule is filed (other than the one filing this report).
(List in alphabetical order.)

List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:         82
Form 13F Information Table Value Total ($000):  $44,690


List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F REPORT
Item 1                     Item 2    Item 3    Item 4    Item 5     Item 6         Item 7            Item 8

                                                         Shares or
Name of Issuer             Class    Number     Value     Amount     Discretion     Managers(a)Sole   (b)Shared (c)None
AFLAC INC                  COM      001055102     389.40  13,200.00 Defined         1,2     13,200.00
AOL TIME WARNER            COM      00184A105     163.19   6,900.00 Defined         1,2      6,900.00
A T & T WIRELES            COM      00209A106     131.57  14,700.00 Defined         1,2     14,700.00
AEGON N.V.-AMER            COM      007924103   1,105.81  45,246.00 Defined         1,2     45,246.00
ALCOA INC                  COM      013817101     264.18   7,000.00 Defined         1,2      7,000.00
ALLIANZ ADR                COM      018805101     144.30   6,180.00 Defined         1,2      6,180.00
AMERICA MOVIL              COM      02364W105     172.78   8,700.00 Defined         1,2      8,700.00
ASTRAZENECA ADR            COM      046353108     104.14   2,100.00 Defined         1,2      2,100.00
AVENTIS ADR                COM      053561106     137.50   2,000.00 Defined         1,2      2,000.00
BP AMOCO ADR               COM      055622104     214.63   4,042.00 Defined         1,2      4,042.00
BAXTER INTERNAT            COM      071813109     488.06   8,200.00 Defined         1,2      8,200.00
BEA SYSTEMS INC            COM      073325102      63.07   4,600.00 Defined         1,2      4,600.00
BLOCK H & R INC            COM      093671105     346.71   7,800.00 Defined         1,2                              7,800.00
CALPINE CORPORA            COM      131347106     114.30   9,000.00 Defined         1,2      9,000.00
CANON INC ADR              COM      138006309     267.48   7,200.00 Defined         1,2      7,200.00
CEDAR FAIR                 COM      150185106     306.63  12,900.00 Defined         1,2     12,900.00
CISCO SYSTEMS I            COM      17275R102     125.28   7,400.00 Defined         1,2      7,400.00
CITIGROUP INC              COM      172967101     232.74   4,700.00 Defined         1,2      4,700.00
COMCAST CORP-SP            COM      200300200     289.38   9,100.00 Defined         1,2      9,100.00
CIA ADR                    COM      20441B407     120.90  15,500.00 Defined         1,2     15,500.00
DIAGEO PLC-ADR             COM      25243Q205     278.09   5,300.00 Defined         1,2      5,300.00
DR. REDDY -ADR             COM      256135203   7,981.71 361,000.00 Defined         1,2    258,600.00              102,400.00
DORCHESTER HUGO            COM      258205202     137.98  10,000.00 Defined         1,2     10,000.00
DUKE ENERGY COR            COM      264399106     272.16   7,200.00 Defined         1,2      7,200.00
EMC CORP/MASS              COM      268648102      36.95   3,100.00 Defined         1,2      3,100.00
ECHOSTAR COMM-A            COM      278762109     144.43   5,100.00 Defined         1,2      5,100.00
EMBRAER AIRCRAF            COM      29081M102      20.72   1,027.00 Defined         1,2      1,027.00
FANNIE MAE                 COM      313586109     399.40   5,000.00 Defined         1,2      5,000.00
FOMENTO ECONOMI            COM      344419106     198.03   4,200.00 Defined         1,2      4,200.00
GAP INC                    COM      364760108     123.33   8,200.00 Defined         1,2      8,200.00
GENENTECH INC              COM      368710406     186.67   3,700.00 Defined         1,2      3,700.00
GENERAL ELECTRI            COM      369604103     284.62   7,600.00 Defined         1,2      7,600.00
GENTEX CORP                COM      371901109     355.56  12,000.00 Defined         1,2     12,000.00
GLAXOSMITHKLINE            COM      37733W105   1,985.23  42,239.00 Defined         1,2     39,964.00                2,275.00
GOLDMAN SACHS G            COM      38141G104     315.88   3,500.00 Defined         1,2      3,500.00
HDFC BANK ADR              COM      40415F101     118.20   7,700.00 Defined         1,2      7,700.00
HEINEKEN ADR               COM      423012202     216.77   5,300.00 Defined         1,2      5,300.00
HISPANIC BRODCA            COM      43357B104     378.56  13,000.00 Defined         1,2     13,000.00
HON HAI GDR                COM      438090201     313.66  33,800.00 Defined         1,2     33,800.00
HOUSEHOLD INTER            COM      441815107     391.92   6,900.00 Defined         1,2      6,900.00
INTEL CORP                 COM      458140100     273.69   9,000.00 Defined         1,2      9,000.00
INVESTORS FINAN            COM      461915100     243.36   3,200.00 Defined         1,2      3,200.00
KT CORP-SP ADR             COM      48268K101   7,392.17 308,264.00 Defined         1,2                            308,264.00
KINDER MORGAN I            COM      49455P101     348.70   7,200.00 Defined         1,2      7,200.00
KOOKMIN ADR                COM      50049M109     111.62   2,650.00 Defined         1,2      2,650.00
LILLY (ELI) & C            COM      532457108     213.36   2,800.00 Defined         1,2                              2,800.00
MATAV RT-SPONSO            COM      559776109     248.07  14,200.00 Defined         1,2     14,200.00
MATTEL INC                 COM      577081102     214.65  10,300.00 Defined         1,2     10,300.00
MEDIMMUNE INC              COM      584699102     235.98   6,000.00 Defined         1,2      6,000.00
MEDTRONIC INC              COM      585055106     207.97   4,600.00 Defined         1,2      4,600.00
MICROSOFT CORP             COM      594918104     404.08   6,700.00 Defined         1,2      6,700.00
MOBILE TELESYST            COM      607409109      36.56   1,000.00 Defined         1,2      1,000.00
NTT DOCOMO ADR             COM      62942M201     143.64   2,100.00 Defined         1,2      2,100.00
NETWORK APPLIAN            COM      64120L104     185.46   9,100.00 Defined         1,2      9,100.00
NOKIA CORP -SPO            COM      654902204   1,313.88  63,350.00 Defined         1,2     63,350.00
NOVARTIS ADR               COM      66987V109     158.40   4,000.00 Defined         1,2      4,000.00
NOVO-NORDISK               COM      670100205     122.76   3,100.00 Defined         1,2      3,100.00
QUALCOMM INC               COM      747525103     165.62   4,400.00 Defined         1,2      4,400.00
RATIONAL SOFTWA            COM      75409P202     215.29  13,600.00 Defined         1,2     13,600.00
SK TELECOM CO L            COM      78440P108   2,933.55 119,250.00 Defined         1,2    119,250.00
SAFEWAY INC                COM      786514208     441.20   9,800.00 Defined         1,2      7,800.00                2,000.00
SAP ADR                    COM      803054204     167.40   4,500.00 Defined         1,2      4,500.00
SCHERING ADR               COM      806585204     150.67   2,600.00 Defined         1,2      2,600.00
SCIENTIFIC-ATLA            COM      808655104     124.74   5,400.00 Defined         1,2      5,400.00
SERONO ADR                 COM      81752M101     112.00   5,000.00 Defined         1,2      5,000.00
SEVEN-ELEV ADR             COM      817828205     134.40   4,200.00 Defined         1,2      4,200.00
SIEBEL SYSTEMS             COM      826170102     185.88   5,700.00 Defined         1,2      5,700.00
SOUTHTRUST CORP            COM      844730101     361.68  13,700.00 Defined         1,2     13,700.00
TAIWAN SEMICOND            COM      874039100   2,599.21 125,263.00 Defined         1,2    125,263.00
TELEFONICA SA -            COM      879382208   2,837.92  85,712.00 Defined         1,2     51,709.00               34,002.00
TELEFONOS DE ME            COM      879403780     327.16   8,100.00 Defined         1,2      8,100.00
TEVA PHARMACEUT            COM      881624209     235.08   4,300.00 Defined         1,2      4,300.00
UNILEVER ADR               COM      904767704     161.67   5,100.00 Defined         1,2      5,100.00
VERITAS SOFTWAR            COM      923436109     166.55   3,800.00 Defined         1,2      3,800.00
VIACOM INC-CL A            COM      925524100     349.92   7,200.00 Defined         1,2      7,200.00
VINA CONCHA Y T            COM      927191106      57.54   1,600.00 Defined         1,2      1,600.00
VODAFONE GROUP             COM      92857W100     140.81   7,640.00 Defined         1,2      7,640.00
VULCAN MATERIAL            COM      929160109     385.07   8,100.00 Defined         1,2      8,100.00
WAL-MART STORES            COM      931142103     380.06   6,200.00 Defined         1,2      6,200.00
WYETH                      COM      983024100     413.60   6,300.00 Defined         1,2      6,300.00
CHECK POINT SOF            COM      IL00108241    126.16   4,150.00 Defined         1,2      4,150.00
GLOBAL SANTA FE            COM      KYG3930E1     209.28   6,400.00 Defined         1,2      6,400.00